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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio   March 23, 2007
-------------------------------------   ---------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           24

Form 13F Information Table Value Total        40,074
                                          (thousands)

List of Other Included Managers: None


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
          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                VALUE   SHRS OR                  INVESTMENT   OTHER  VOTING AUTHORITY
       NAME OF ISSUER             CLASS        CUSIP   [x$1000]  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
AMERICAN AXLE & MGF HOLDINGS
   INC                       CONVERTIBLE DEB 024061AB9      707   900,000 PRN             SOLE                  --     --   --
CITIZENS UTILITIES TRUST 5%
   CV PFD                    CONVERTIBLE PFD 177351202    3,635    64,000 SH              SOLE                  --     --   --
FORD MOTOR 6.50% CAP TR II
   CV PFD                    CONVERTIBLE PFD 345395206      561    15,400 SH              SOLE                  --     --   --
GENERAL MOTORS CORP CV W/PAR CONVERTIBLE DEB 370442733    1,212    70,150 PRN             SOLE                  --     --   --
KAMAN CORP CV DEB            CONVERTIBLE DEB 483548AC7    1,654 1,737,000 PRN             SOLE                  --     --   --
KELLWOOD CORP                CONVERTIBLE DEB 488044AF5    2,468 2,925,000 PRN             SOLE                  --     --   --
KING PHARMACEUTICALS         CONVERTIBLE DEB 495582AG3    2,225 2,300,000 PRN             SOLE                  --     --   --
LIBERTY MEDIA CORP           CONVERTIBLE DEB 530715AR2    1,333 1,720,000 PRN             SOLE                  --     --   --
NATIONAL AUSTRALIA BANK
   $1.96875 EX CAPS          CONVERTIBLE PFD 632525309    1,230    30,000 SH              SOLE                  --     --   --
NAVISTAR FINANCIAL CORP      CONVERTIBLE DEB 638902AM8    1,615 1,700,000 PRN             SOLE                  --     --   --
NEW YORK COMMUNITY BANCORP
   6% CV TR PFD              CONVERTIBLE PFD 64944P307    2,062    42,700 SH              SOLE                  --     --   --
NORAM ENERGY CORP CV DEB     CONVERTIBLE DEB 655419AC3      327   328,150 PRN             SOLE                  --     --   --
PRIDE INTL INC               CONVERTIBLE DEB 74153QAD4    3,144 2,500,000 PRN             SOLE                  --     --   --
RECKSON OPERATING
   PARTNERSHIP               CONVERTIBLE DEB 75621LAJ3    1,188 1,200,000 PRN             SOLE                  --     --   --
REEBOK INTERNATIONAL LTD     CONVERTIBLE DEB 758110AH3    1,118 1,000,000 PRN             SOLE                  --     --   --
REINSURANCE GROUP OF AMERICA
   5.75% PIERS               CONVERTIBLE PFD 759351307    2,246    38,400 SH              SOLE                  --     --   --
ROBBINS & MYERS CV SUB NOTES CONVERTIBLE DEB 770196AB9      148   141,000 PRN             SOLE                  --     --   --
ROPER INDUSTRIES CV DEB      CONVERTIBLE DEB 776696AA4    1,366 2,500,000 PRN             SOLE                  --     --   --
SCHERING-PLOUGH CORP         CONVERTIBLE PFD 806605606    2,115    39,000 SH              SOLE                  --     --   --
STATE STREET CORP 6.75%
   SPACES REDM               CONVERTIBLE PFD 857477202      215     1,000 SH              SOLE                  --     --   --
TECH DATA CORP               CONVERTIBLE DEB 878237AD8    2,169 2,225,000 PRN             SOLE                  --     --   --
THERMO ELECTRON CORP CV DEBS CONVERTIBLE DEB 883556AJ1    2,245 2,300,000 PRN             SOLE                  --     --   --
TRAVELERS PROPERTY CASUALTY
   C                         CONVERTIBLE DEB 89420G307    3,342   138,900 PRN             SOLE                  --     --   --
WORLD COLOR PRESS INC CV DEB CONVERTIBLE DEB 981443AA2    1,748 1,750,000 PRN             SOLE                  --     --   --
                                                         40,074


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